Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$4,801	$4,495,008
2.80%, 03/01/27 (Call 12/01/26)	1,411	1,322,866
5.04%, 05/01/27 (Call 03/01/27)(a)	8,710	8,723,784
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)(a)	1,646	1,538,798
3.50%, 04/01/27 (Call 02/01/27)	5,137	4,998,941
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)(a)	2,260	2,179,962
Howmet Aerospace Inc., 5.90%, 02/01/27	1,075	1,091,046
L3Harris Technologies Inc., 5.40%, 01/15/27	5,045	5,145,135
Lockheed Martin Corp., 5.10%, 11/15/27
(Call 10/15/27)	4,235	4,343,375
Northrop Grumman Corp., 3.20%, 02/01/27
(Call 11/01/26)(a)	4,359	4,203,756
RTX Corp.
3.13%, 05/04/27 (Call 02/04/27)	5,471	5,209,041
3.50%, 03/15/27 (Call 12/15/26)(a)	5,910	5,701,335
7.20%, 08/15/27(a)	608	657,875
		49,610,922
Agriculture — 1.2%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	8,957	8,560,249
4.70%, 04/02/27 (Call 02/02/27)	4,604	4,562,575
Bunge Ltd. Finance Corp., 3.75%, 09/25/27
(Call 06/25/27)	3,167	3,056,053
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)(a)	1,863	1,771,603
5.13%, 11/17/27 (Call 10/17/27)(a)	7,370	7,485,662
		25,436,142
Airlines — 0.9%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28(a)	1,951	1,827,607
Series 2015-2, Class AA, 3.60%, 03/22/29(a)	855	798,730
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)(a)	1,075	1,022,600
5.13%, 06/15/27 (Call 04/15/27)(a)	8,465	8,523,765
United Airlines Pass Through Trust, Series 2020-1,
5.88%, 04/15/29	6,790	6,826,443
		18,999,145
Apparel — 0.4%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)(a)	4,618	4,399,100
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	1,999	1,899,102
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	2,673	2,465,827
		8,764,029
Auto Manufacturers — 4.1%
American Honda Finance Corp., 2.35%,
01/08/27(a)	2,447	2,310,423
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	3,195	2,996,511
4.13%, 08/17/27 (Call 06/17/27)	5,320	5,053,269
4.27%, 01/09/27 (Call 11/09/26)(a)	4,100	3,945,125
4.95%, 05/28/27 (Call 04/28/27)	6,255	6,122,158
5.80%, 03/05/27 (Call 02/05/27)(a)	6,185	6,221,896
7.35%, 11/04/27 (Call 10/04/27)	6,685	7,028,804
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	3,319	3,242,061
6.80%, 10/01/27 (Call 08/01/27)(a)	4,344	4,600,700
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)	$4,385	$4,056,196
2.70%, 08/20/27 (Call 06/20/27)	4,091	3,789,773
4.35%, 01/17/27 (Call 10/17/26)(a)	5,417	5,338,734
5.00%, 04/09/27 (Call 03/09/27)	5,760	5,755,850
Honda Motor Co. Ltd., 2.53%, 03/10/27
(Call 02/10/27)(a)	5,790	5,457,918
PACCAR Financial Corp., 2.00%, 02/04/27	1,125	1,047,410
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	1,997	1,789,835
1.90%, 01/13/27	2,355	2,188,728
3.05%, 03/22/27(a)	5,525	5,296,139
3.20%, 01/11/27(a)	2,748	2,653,772
4.55%, 09/20/27(a)	3,575	3,589,315
5.45%, 11/10/27	3,025	3,128,249
		85,612,866
Auto Parts & Equipment — 0.4%
BorgWarner Inc., 2.65%, 07/01/27
(Call 05/01/27)(a)	5,595	5,206,304
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	2,868	2,770,633
		7,976,937
Banks — 14.8%
Australia & New Zealand Banking Group Ltd./New
York NY, 4.75%, 01/18/27	4,300	4,319,030
Banco Santander SA
4.25%, 04/11/27	4,340	4,212,833
5.29%, 08/18/27	7,472	7,481,328
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)(a)	11,865	11,325,278
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,374	9,143,004
Bank of Montreal
2.65%, 03/08/27(a)	5,988	5,644,580
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	4,870	4,873,537
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	3,820	3,562,027
3.25%, 05/16/27 (Call 02/16/27)(a)	3,866	3,713,876
Bank of Nova Scotia (The)
1.95%, 02/02/27	3,670	3,395,466
2.95%, 03/11/27(a)	3,915	3,716,461
Canadian Imperial Bank of Commerce, 3.45%,
04/07/27 (Call 03/07/27)(a)	5,430	5,235,152
Citigroup Inc., 4.45%, 09/29/27(a)	17,504	17,146,494
Credit Suisse AG/New York NY, 5.00%, 07/09/27	5,855	5,864,991
Deutsche Bank AG/New York NY, 5.37%, 09/09/27	1,915	1,942,512
Fifth Third Bancorp., 2.55%, 05/05/27
(Call 04/05/27)	3,299	3,058,192
Fifth Third Bank NA, 2.25%, 02/01/27
(Call 01/01/27)(a)	2,529	2,340,006
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	14,149	13,799,537
5.95%, 01/15/27	4,041	4,163,979
ING Groep NV, 3.95%, 03/29/27(a)	7,343	7,125,568
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	5,561	5,328,274
4.25%, 10/01/27(a)	7,498	7,407,715
8.00%, 04/29/27	2,835	3,126,191
KeyBank NA/Cleveland OH
4.39%, 12/14/27(a)	1,158	1,099,740
5.85%, 11/15/27 (Call 10/16/27)(a)	4,040	4,053,835
KeyCorp, 2.25%, 04/06/27	3,426	3,092,245

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC, 3.75%, 01/11/27	$6,093	$5,873,377
Manufacturers & Traders Trust Co., 3.40%,
08/17/27	2,070	1,928,280
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	3,865	3,688,951
3.68%, 02/22/27	4,041	3,920,207
Mizuho Financial Group Inc.
3.17%, 09/11/27(a)	4,311	4,058,036
3.66%, 02/28/27	2,510	2,419,814
Morgan Stanley
3.63%, 01/20/27	13,193	12,835,541
3.95%, 04/23/27(a)	9,225	8,978,230
National Australia Bank Ltd./New York, 3.91%,
06/09/27	4,680	4,580,905
Northern Trust Corp., 4.00%, 05/10/27
(Call 04/10/27)(a)	4,937	4,860,109
PNC Bank NA, 3.10%, 10/25/27 (Call 09/25/27)	4,640	4,363,521
PNC Financial Services Group Inc. (The), 3.15%,
05/19/27 (Call 04/19/27)	3,484	3,305,322
Royal Bank of Canada
2.05%, 01/21/27(a)	1,467	1,367,137
3.63%, 05/04/27(a)	5,546	5,365,685
4.24%, 08/03/27(a)	5,737	5,656,094
4.88%, 01/19/27	2,515	2,526,661
6.00%, 11/01/27(a)	6,150	6,427,744
Santander Holdings USA Inc., 4.40%, 07/13/27
(Call 04/14/27)	5,147	5,004,768
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	2,825	2,620,783
3.35%, 10/18/27(a)	3,429	3,250,070
3.36%, 07/12/27	6,860	6,543,790
3.45%, 01/11/27(a)	4,722	4,553,256
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	3,115	3,063,591
Toronto-Dominion Bank (The)
1.95%, 01/12/27(a)	3,765	3,500,919
2.80%, 03/10/27	5,580	5,279,497
4.11%, 06/08/27(a)	7,175	7,034,583
4.69%, 09/15/27(a)	5,231	5,223,373
Truist Financial Corp., 1.13%, 08/03/27
(Call 06/03/27)(a)	3,315	2,920,022
U.S. Bancorp., Series X, 3.15%, 04/27/27
(Call 03/27/27)	6,498	6,170,519
Wells Fargo & Co., 4.30%, 07/22/27	11,885	11,673,604
Westpac Banking Corp.
3.35%, 03/08/27(a)	5,662	5,468,107
4.04%, 08/26/27	3,385	3,348,011
5.46%, 11/18/27	5,519	5,687,212
		309,669,570
Beverages — 1.4%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	6,388	5,836,654
2.90%, 05/25/27(a)	2,246	2,152,309
3.38%, 03/25/27(a)	4,204	4,097,891
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	2,380	2,291,775
4.35%, 05/09/27 (Call 04/09/27)(a)	2,180	2,158,604
Diageo Capital PLC, 5.30%, 10/24/27
(Call 09/24/27)(a)	2,245	2,299,790
Keurig Dr Pepper Inc., 3.43%, 06/15/27
(Call 03/15/27)	1,380	1,329,116
Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)(a)	$2,942	$2,792,600
3.00%, 10/15/27 (Call 07/15/27)(a)	6,315	6,029,409
		28,988,148
Biotechnology — 1.4%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	8,266	7,699,710
3.20%, 11/02/27 (Call 08/02/27)(a)	4,746	4,524,949
Bio-Rad Laboratories Inc., 3.30%, 03/15/27
(Call 02/15/27)(a)	1,869	1,779,327
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)(a)	3,862	3,437,484
2.95%, 03/01/27 (Call 12/01/26)	6,118	5,836,545
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	2,376	2,427,835
Royalty Pharma PLC, 1.75%, 09/02/27
(Call 07/02/27)(a)	5,118	4,599,192
		30,305,042
Building Materials — 0.6%
Carrier Global Corp., 2.49%, 02/15/27
(Call 12/15/26)(a)	4,594	4,309,297
Lennox International Inc., 1.70%, 08/01/27
(Call 06/01/27)(a)	1,225	1,105,047
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)(a)	1,050	1,009,681
3.50%, 12/15/27 (Call 09/15/27)	1,850	1,777,295
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)(a)	1,631	1,550,574
Vulcan Materials Co., 3.90%, 04/01/27
(Call 01/01/27)(a)	2,636	2,560,661
		12,312,555
Chemicals — 1.6%
Air Products and Chemicals Inc., 1.85%, 05/15/27
(Call 03/15/27)	3,286	3,028,502
Albemarle Corp., 4.65%, 06/01/27
(Call 05/01/27)(a)	3,443	3,400,287
Celanese U.S. Holdings LLC, 6.17%, 07/15/27
(Call 06/15/27)(a)	9,144	9,368,114
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	2,581	2,379,202
3.25%, 12/01/27 (Call 09/01/27)	2,309	2,216,065
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	2,305	2,220,096
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	961	937,760
RPM International Inc., 3.75%, 03/15/27
(Call 12/15/26)	2,431	2,353,091
Sherwin-Williams Co. (The), 3.45%, 06/01/27
(Call 03/01/27)	7,896	7,612,110
		33,515,227
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27
(Call 01/01/27)	3,753	3,669,317
Equifax Inc., 5.10%, 12/15/27 (Call 11/15/27)(a)	3,872	3,900,476
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	3,951	3,657,193
4.95%, 08/15/27 (Call 07/15/27)	1,355	1,359,397
Leland Stanford Junior University (The), 1.29%,
06/01/27 (Call 04/01/27)(a)	540	487,478
PayPal Holdings Inc., 3.90%, 06/01/27
(Call 05/01/27)	2,240	2,195,286

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	$6,540	$6,157,361
2.95%, 01/22/27 (Call 10/22/26)	2,248	2,152,122
		23,578,630
Computers — 2.9%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)(a)	6,729	6,426,521
3.00%, 06/20/27 (Call 03/20/27)(a)	2,564	2,461,524
3.00%, 11/13/27 (Call 08/13/27)(a)	5,614	5,378,301
3.20%, 05/11/27 (Call 02/11/27)	6,924	6,688,733
3.35%, 02/09/27 (Call 11/09/26)(a)	11,670	11,359,728
Dell International LLC/EMC Corp., 6.10%, 07/15/27
(Call 05/15/27)(a)	2,670	2,777,994
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)(a)	5,198	4,912,399
IBM International Capital Pte. Ltd., 4.60%,
02/05/27 (Call 01/05/27)	3,200	3,201,401
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,524	5,042,799
2.20%, 02/09/27 (Call 01/09/27)(a)	2,755	2,571,514
3.30%, 01/27/27	2,218	2,139,531
4.15%, 07/27/27 (Call 06/27/27)(a)	3,250	3,205,454
6.22%, 08/01/27	1,355	1,427,554
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	2,376	2,196,909
		59,790,362
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 3.10%, 08/15/27
(Call 07/15/27)(a)	1,180	1,137,690
Estee Lauder Companies Inc. (The), 3.15%,
03/15/27 (Call 12/15/26)(a)	1,856	1,776,851
Haleon U.S. Capital LLC, 3.38%, 03/24/27
(Call 02/24/27)	7,960	7,656,438
Procter & Gamble Co. (The)
1.90%, 02/01/27(a)	4,366	4,083,784
2.80%, 03/25/27(a)	2,500	2,395,907
2.85%, 08/11/27	2,954	2,825,742
Unilever Capital Corp., 2.90%, 05/05/27
(Call 02/05/27)(a)	5,560	5,307,153
		25,183,565
Diversified Financial Services — 6.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	4,242	4,032,612
4.63%, 10/15/27 (Call 08/15/27)	2,445	2,395,853
6.10%, 01/15/27 (Call 12/15/26)	3,685	3,765,681
6.45%, 04/15/27 (Call 03/15/27)(b)	6,391	6,605,339
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)(a)	3,665	3,364,032
3.63%, 04/01/27 (Call 01/01/27)	2,168	2,077,203
3.63%, 12/01/27 (Call 09/01/27)(a)	2,695	2,553,034
5.85%, 12/15/27 (Call 11/15/27)(a)	2,435	2,490,741
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)	3,825	3,722,511
7.10%, 11/15/27 (Call 10/15/27)(a)	3,124	3,283,457
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)	7,655	7,175,294
3.30%, 05/03/27 (Call 04/02/27)	7,103	6,796,435
5.85%, 11/05/27 (Call 10/05/27)(a)	7,670	7,995,042
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)(a)	1,442	1,380,101
Security	Par (000)	Value

Diversified Financial Services (continued)
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	$840	$740,895
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	4,697	4,495,745
3.75%, 03/09/27 (Call 02/09/27)	6,306	6,055,564
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)(a)	4,123	4,032,944
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)(a)	6,910	6,452,549
3.20%, 03/02/27 (Call 12/02/26)	2,908	2,779,239
3.30%, 04/01/27 (Call 01/01/27)(a)	3,006	2,881,461
Discover Financial Services, 4.10%, 02/09/27
(Call 11/09/26)	4,824	4,638,461
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	1,397	1,341,475
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(a)	2,456	2,331,406
4.00%, 09/15/27 (Call 08/15/27)(a)	7,200	7,055,887
Jefferies Financial Group Inc.
4.85%, 01/15/27	3,657	3,659,801
6.45%, 06/08/27(a)	1,511	1,575,667
Lazard Group LLC, 3.63%, 03/01/27
(Call 12/01/26)(a)	1,545	1,466,405
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	4,689	4,548,217
Nomura Holdings Inc.
2.33%, 01/22/27(a)	6,391	5,886,739
5.39%, 07/06/27	2,105	2,115,605
ORIX Corp.
3.70%, 07/18/27(a)	1,309	1,265,796
5.00%, 09/13/27	1,736	1,754,229
Radian Group Inc., 4.88%, 03/15/27
(Call 09/15/26)(a)	2,025	1,974,650
Synchrony Financial, 3.95%, 12/01/27
(Call 09/01/27)(a)	3,806	3,577,376
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	2,322	2,060,093
1.90%, 04/15/27 (Call 02/15/27)	7,129	6,635,587
2.75%, 09/15/27 (Call 06/15/27)(a)	3,054	2,900,775
		139,863,901
Electric — 6.0%
Alabama Power Co., 3.75%, 09/01/27
(Call 08/01/27)(a)	2,420	2,360,467
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	2,450	2,247,920
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	2,491	2,363,851
5.75%, 11/01/27 (Call 10/01/27)(a)	2,783	2,868,001
Appalachian Power Co., Series X, 3.30%, 06/01/27
(Call 03/01/27)	1,317	1,251,762
Arizona Public Service Co., 2.95%, 09/15/27
(Call 06/15/27)(a)	514	486,979
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	1,872	1,781,334
CenterPoint Energy Houston Electric LLC,
Series AA, 3.00%, 02/01/27 (Call 11/01/26)(a)	1,819	1,738,069
CMS Energy Corp., 3.45%, 08/15/27
(Call 05/15/27)	2,072	1,978,814
Commonwealth Edison Co., Series 122, 2.95%,
08/15/27 (Call 05/15/27)(a)	1,771	1,678,343
Connecticut Light & Power Co. (The), Series A,
3.20%, 03/15/27 (Call 12/15/26)(a)	1,766	1,694,714
Consolidated Edison Co. of New York Inc.,
Series B, 3.13%, 11/15/27 (Call 08/15/27)	1,192	1,137,328

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc., Series B, 3.60%, 03/15/27
(Call 01/15/27)	$1,498	$1,440,909
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)(a)	3,649	3,448,519
4.85%, 01/05/27	1,530	1,537,823
5.00%, 12/08/27 (Call 11/08/27)	2,195	2,216,475
Duke Energy Florida LLC, 3.20%, 01/15/27
(Call 10/15/26)	2,595	2,504,892
Edison International, 5.75%, 06/15/27
(Call 04/15/27)(a)	3,773	3,857,557
Entergy Louisiana LLC, 3.12%, 09/01/27
(Call 06/01/27)	1,762	1,666,425
Evergy Kansas Central Inc., 3.10%, 04/01/27
(Call 01/01/27)	1,065	1,013,917
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	3,065	2,888,122
4.60%, 07/01/27 (Call 06/01/27)(a)	3,385	3,348,072
5.00%, 01/01/27	1,420	1,423,410
Exelon Corp., 2.75%, 03/15/27 (Call 02/15/27)(a)	2,920	2,746,476
Florida Power & Light Co., Series A, 3.30%,
05/30/27 (Call 02/28/27)	1,152	1,103,113
Georgia Power Co., 3.25%, 03/30/27
(Call 12/30/26)	1,881	1,799,656
ITC Holdings Corp., 3.35%, 11/15/27
(Call 08/15/27)	1,925	1,835,027
MidAmerican Energy Co., 3.10%, 05/01/27
(Call 02/01/27)(a)	1,669	1,595,828
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (Call 01/25/27)	1,495	1,424,499
4.80%, 02/05/27 (Call 01/05/27)	2,025	2,033,115
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	4,015	3,697,104
3.55%, 05/01/27 (Call 02/01/27)	6,488	6,247,620
4.63%, 07/15/27 (Call 06/15/27)(a)	5,440	5,424,754
NSTAR Electric Co., 3.20%, 05/15/27
(Call 02/15/27)	1,755	1,692,450
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	4,908	4,441,269
3.30%, 03/15/27 (Call 12/15/26)(a)	1,870	1,768,340
3.30%, 12/01/27 (Call 09/01/27)	4,842	4,532,566
5.45%, 06/15/27 (Call 05/15/27)	2,105	2,117,005
Public Service Electric & Gas Co., 3.00%, 05/15/27
(Call 02/15/27)	2,283	2,180,197
Public Service Enterprise Group Inc., 5.85%,
11/15/27 (Call 10/15/27)(a)	3,350	3,480,633
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	3,503	3,322,963
Southern California Edison Co.
4.88%, 02/01/27 (Call 01/01/27)	2,270	2,275,347
5.85%, 11/01/27 (Call 10/01/27)	2,135	2,220,694
Series D, 4.70%, 06/01/27 (Call 05/01/27)(a)	2,940	2,949,811
Southern Co. (The), 5.11%, 08/01/27	3,820	3,864,052
Union Electric Co., 2.95%, 06/15/27
(Call 03/15/27)	2,129	2,025,124
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,594	3,472,993
Series B, 3.75%, 05/15/27 (Call 04/15/27)(a)	2,825	2,755,130
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	2,414	2,140,494
5.15%, 10/01/27 (Call 09/01/27)	2,195	2,223,772
Wisconsin Power and Light Co., 3.05%, 10/15/27
(Call 07/15/27)	1,252	1,181,747
Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	$2,296	$2,101,034
		125,586,516
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27
(Call 08/15/27)(a)	2,513	2,294,201

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)	1,694	1,615,406
Honeywell International Inc., 1.10%, 03/01/27
(Call 02/01/27)(a)	5,719	5,187,080
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)(a)	2,130	2,014,021
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	2,450	2,395,620
Keysight Technologies Inc., 4.60%, 04/06/27
(Call 01/06/27)	3,188	3,168,768
Tyco Electronics Group SA, 3.13%, 08/15/27
(Call 05/15/27)(a)	1,567	1,497,166
		15,878,061
Entertainment — 0.8%
Warnermedia Holdings Inc., 3.76%, 03/15/27
(Call 02/15/27)(a)	17,256	16,574,604

Environmental Control — 0.3%
Republic Services Inc., 3.38%, 11/15/27
(Call 08/15/27)	2,480	2,383,177
Waste Management Inc., 3.15%, 11/15/27
(Call 08/15/27)(a)	3,855	3,686,018
		6,069,195
Food — 2.2%
Conagra Brands Inc., 1.38%, 11/01/27
(Call 09/01/27)(a)	5,189	4,556,854
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	3,733	3,576,426
4.70%, 01/30/27 (Call 12/30/26)(a)	2,345	2,348,300
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(a)	3,565	3,295,702
JM Smucker Co. (The), 3.38%, 12/15/27
(Call 09/15/27)(a)	2,420	2,316,510
Kellanova, 3.40%, 11/15/27 (Call 08/15/27)(a)	2,724	2,615,543
Kraft Heinz Foods Co., 3.88%, 05/15/27
(Call 02/15/27)	6,760	6,607,777
Kroger Co. (The), 3.70%, 08/01/27
(Call 05/01/27)(a)	3,147	3,045,542
McCormick & Co. Inc./MD, 3.40%, 08/15/27
(Call 05/15/27)(a)	3,940	3,760,796
Mondelez International Inc., 2.63%, 03/17/27
(Call 01/17/27)	3,769	3,559,139
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	3,539	3,378,992
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	6,825	6,536,330
		45,597,911
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 (Call 08/02/27)	1,881	1,763,451
Suzano International Finance BV, 5.50%, 01/17/27	2,288	2,287,899
		4,051,350
Gas — 0.6%
Atmos Energy Corp., 3.00%, 06/15/27
(Call 03/15/27)	2,584	2,460,557
National Fuel Gas Co., 3.95%, 09/15/27
(Call 06/15/27)(a)	690	660,101

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)(a)	$4,816	$4,636,659
Southern California Gas Co., 2.95%, 04/15/27
(Call 03/15/27)(a)	3,270	3,109,320
Southwest Gas Corp., 5.80%, 12/01/27
(Call 11/01/27)	1,070	1,103,672
		11,970,309
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	611	589,966

Health Care - Products — 1.0%
Baxter International Inc., 1.92%, 02/01/27
(Call 01/01/27)	7,371	6,750,008
GE HealthCare Technologies Inc., 5.65%, 11/15/27
(Call 10/15/27)	7,320	7,548,775
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)(a)	4,597	4,371,312
Thermo Fisher Scientific Inc., 4.80%, 11/21/27
(Call 10/21/27)	2,685	2,730,525
		21,400,620
Health Care - Services — 2.2%
Centene Corp., 4.25%, 12/15/27 (Call 12/15/24)	9,736	9,376,369
CommonSpirit Health, 6.07%, 11/01/27
(Call 08/01/27)	1,000	1,036,615
Elevance Health Inc., 3.65%, 12/01/27
(Call 09/01/27)(a)	7,624	7,351,362
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)	5,528	5,455,877
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)(a)	3,514	3,174,026
3.95%, 03/15/27 (Call 12/15/26)	2,814	2,746,557
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)(a)	2,506	2,400,645
Laboratory Corp. of America Holdings, 3.60%,
09/01/27 (Call 06/01/27)(a)	2,166	2,087,450
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)(a)	1,472	1,433,618
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	2,425	2,371,931
2.95%, 10/15/27(a)	3,945	3,740,107
3.38%, 04/15/27(a)	2,656	2,570,219
3.45%, 01/15/27	3,312	3,224,886
		46,969,662
Holding Companies - Diversified — 1.4%
Ares Capital Corp.
2.88%, 06/15/27 (Call 05/15/27)(a)	2,275	2,085,356
7.00%, 01/15/27	4,416	4,530,700
Blackstone Private Credit Fund, 3.25%, 03/15/27
(Call 02/15/27)(a)	4,700	4,317,659
Blackstone Secured Lending Fund, 2.13%,
02/15/27 (Call 01/15/27)(a)	2,125	1,909,406
Blue Owl Capital Corp., 2.63%, 01/15/27
(Call 12/15/26)(a)	2,105	1,910,352
Blue Owl Credit Income Corp.
4.70%, 02/08/27 (Call 01/08/27)(a)	2,673	2,550,569
7.75%, 09/16/27 (Call 08/16/27)	2,475	2,566,004
Blue Owl Technology Finance Corp., 2.50%,
01/15/27 (Call 12/15/26)(a)	1,365	1,200,780
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	2,450	2,224,882
3.25%, 07/15/27 (Call 06/15/27)	1,485	1,362,698
Golub Capital BDC Inc., 2.05%, 02/15/27
(Call 01/15/27)	1,290	1,144,382
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Morgan Stanley Direct Lending Fund, 4.50%,
02/11/27 (Call 01/11/27)(a)	$1,331	$1,282,893
Oaktree Specialty Lending Corp., 2.70%, 01/15/27
(Call 12/15/26)(a)	1,760	1,585,706
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)(a)	1,300	1,175,901
		29,847,288
Home Builders — 0.7%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	1,804	1,608,854
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	4,081	4,068,527
5.00%, 06/15/27 (Call 12/15/26)	2,376	2,380,118
Meritage Homes Corp., 5.13%, 06/06/27
(Call 12/06/26)(a)	1,130	1,113,145
PulteGroup Inc., 5.00%, 01/15/27
(Call 10/15/26)(a)	2,831	2,849,064
Toll Brothers Finance Corp., 4.88%, 03/15/27
(Call 12/15/26)(a)	2,518	2,499,405
		14,519,113
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27
(Call 08/15/27)(a)	2,157	2,046,099

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)	3,000	2,865,507
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	1,779	1,687,474
Kimberly-Clark Corp., 1.05%, 09/15/27
(Call 07/15/27)(a)	2,680	2,390,134
		6,943,115
Insurance — 1.9%
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	2,218	2,144,104
Aon Corp., 8.21%, 01/01/27(a)	1,700	1,841,297
Aon Corp./Aon Global Holdings PLC, 2.85%,
05/28/27 (Call 04/28/27)(a)	3,785	3,575,355
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	1,928	1,860,754
Berkshire Hathaway Finance Corp., 2.30%,
03/15/27 (Call 02/15/27)(a)	1,905	1,801,466
Brighthouse Financial Inc., 3.70%, 06/22/27
(Call 03/22/27)(a)	2,165	2,046,552
CNA Financial Corp., 3.45%, 08/15/27
(Call 05/10/27)	1,939	1,858,081
Corebridge Financial Inc., 3.65%, 04/05/27
(Call 03/05/27)(a)	6,225	5,976,816
Jackson Financial Inc., 5.17%, 06/08/27
(Call 05/08/27)(a)	2,000	2,006,013
Manulife Financial Corp., 2.48%, 05/19/27
(Call 03/19/27)(a)	2,698	2,515,543
Markel Group Inc., 3.50%, 11/01/27
(Call 08/01/27)(a)	1,639	1,562,479
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)(a)	1,731	1,660,866
Progressive Corp. (The)
2.45%, 01/15/27(a)	2,341	2,206,393
2.50%, 03/15/27 (Call 02/15/27)(a)	3,544	3,335,018
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)(a)	1,441	1,368,054

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc., 4.65%, 06/15/27
(Call 05/15/27)	$3,460	$3,433,236
		39,192,027
Internet — 3.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27
(Call 09/06/27)(a)	8,976	8,535,988
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	5,025	4,487,143
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	4,759	4,298,201
3.15%, 08/22/27 (Call 05/22/27)(a)	12,882	12,381,652
3.30%, 04/13/27 (Call 03/13/27)(a)	7,060	6,846,482
4.55%, 12/01/27 (Call 11/01/27)(a)	7,910	7,976,584
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	130	118,060
3.63%, 07/06/27(a)	1,655	1,591,204
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)(a)	4,084	3,949,387
5.95%, 11/22/27 (Call 10/22/27)	1,625	1,691,054
Expedia Group Inc., 4.63%, 08/01/27
(Call 05/01/27)	4,262	4,229,000
Meta Platforms Inc., 3.50%, 08/15/27
(Call 07/15/27)(a)	11,730	11,386,581
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/24)	2,636	2,606,307
		70,097,643
Iron & Steel — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	5,885	6,167,288
Nucor Corp., 4.30%, 05/23/27 (Call 04/23/27)	3,020	2,993,302
Steel Dynamics Inc., 1.65%, 10/15/27
(Call 08/15/27)	1,391	1,241,698
		10,402,288
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 01/30/27
(Call 12/30/26)(a)	3,450	3,530,191
Marriott International Inc./MD, 5.00%, 10/15/27
(Call 09/15/27)(a)	4,770	4,813,430
Sands China Ltd., 2.55%, 03/08/27 (Call 02/08/27)	2,380	2,155,219
		10,498,840
Machinery — 1.2%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,102	2,767,699
1.70%, 01/08/27(a)	1,330	1,235,887
3.60%, 08/12/27(a)	2,715	2,651,646
4.50%, 01/08/27(a)	1,940	1,949,027
CNH Industrial NV, 3.85%, 11/15/27
(Call 08/15/27)(a)	2,059	1,989,444
John Deere Capital Corp.
1.70%, 01/11/27(a)	2,261	2,093,750
1.75%, 03/09/27(a)	2,037	1,877,640
2.35%, 03/08/27(a)	2,120	1,993,424
2.80%, 09/08/27	1,339	1,268,344
4.15%, 09/15/27(a)	2,580	2,561,427
4.50%, 01/08/27	2,285	2,289,413
Otis Worldwide Corp., 2.29%, 04/05/27
(Call 02/05/27)(a)	1,886	1,760,387
		24,438,088
Manufacturing — 0.9%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	3,554	3,340,858
Carlisle Companies Inc., 3.75%, 12/01/27
(Call 09/01/27)(a)	2,835	2,721,809
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	2,551	2,439,609
Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	$2,276	$2,187,094
4.25%, 09/15/27 (Call 08/15/27)	5,704	5,639,457
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	2,416	2,331,762
		18,660,589
Media — 1.4%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	5,741	5,404,989
3.30%, 02/01/27 (Call 11/01/26)(a)	4,953	4,781,276
3.30%, 04/01/27 (Call 02/01/27)	3,514	3,386,957
5.35%, 11/15/27 (Call 10/15/27)	3,220	3,314,021
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)(a)	2,530	2,383,975
Paramount Global, 2.90%, 01/15/27
(Call 10/15/26)(a)	1,478	1,373,810
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	5,346	5,121,085
Walt Disney Co. (The), 3.70%, 03/23/27	2,996	2,931,394
		28,697,507
Mining — 0.2%
Freeport-McMoRan Inc., 5.00%, 09/01/27
(Call 09/01/24)	2,210	2,186,427
Kinross Gold Corp., 4.50%, 07/15/27
(Call 04/15/27)(a)	2,699	2,638,458
		4,824,885
Oil & Gas — 3.0%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)(a)	3,926	3,766,183
3.54%, 04/06/27 (Call 02/06/27)	2,106	2,044,325
3.59%, 04/14/27 (Call 01/14/27)	2,655	2,578,492
BP Capital Markets PLC, 3.28%, 09/19/27
(Call 06/19/27)	6,017	5,765,931
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	6,378	6,170,830
Cenovus Energy Inc., 4.25%, 04/15/27
(Call 01/15/27)(a)	1,535	1,497,593
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)(a)	4,970	4,618,710
Chevron USA Inc., 1.02%, 08/12/27
(Call 06/12/27)(a)	3,591	3,199,115
Coterra Energy Inc., 3.90%, 05/15/27
(Call 02/15/27)	3,249	3,161,874
Devon Energy Corp., 5.25%, 10/15/27
(Call 10/15/24)(a)	2,320	2,334,465
Eni USA Inc., 7.30%, 11/15/27(a)	1,712	1,843,678
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	5,401	5,173,910
Exxon Mobil Corp., 3.29%, 03/19/27
(Call 01/19/27)	3,806	3,696,902
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(a)	5,132	5,067,465
HF Sinclair Corp., 6.38%, 04/15/27
(Call 04/15/24)(b)	100	100,328
Marathon Oil Corp., 4.40%, 07/15/27
(Call 04/15/27)(a)	4,861	4,762,401
Occidental Petroleum Corp., 8.50%, 07/15/27
(Call 01/15/27)(a)	2,410	2,632,046
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)(a)	3,393	3,419,239
Valero Energy Corp., 2.15%, 09/15/27
(Call 07/15/27)	2,110	1,936,299
		63,769,786

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 3.34%, 12/15/27
(Call 09/15/27)	$6,686	$6,364,361

Packaging & Containers — 0.4%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	2,051	1,858,757
Packaging Corp. of America, 3.40%, 12/15/27
(Call 09/15/27)(a)	2,606	2,491,456
Sonoco Products Co., 2.25%, 02/01/27
(Call 01/01/27)(a)	1,761	1,631,285
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	2,089	1,980,069
		7,961,567
Pharmaceuticals — 4.1%
AstraZeneca PLC, 3.13%, 06/12/27
(Call 03/12/27)(a)	3,399	3,269,321
Becton Dickinson and Co., 3.70%, 06/06/27
(Call 03/06/27)	8,344	8,079,991
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	5,484	4,874,360
3.25%, 02/27/27(a)	1,115	1,082,838
3.45%, 11/15/27 (Call 08/15/27)	2,267	2,198,171
Cardinal Health Inc., 3.41%, 06/15/27
(Call 03/15/27)	5,082	4,862,991
Cencora Inc., 3.45%, 12/15/27 (Call 09/15/27)(a)	3,404	3,269,249
Cigna Group (The)
3.05%, 10/15/27 (Call 07/15/27)	1,835	1,738,397
3.40%, 03/01/27 (Call 12/01/26)	7,650	7,360,231
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	10,152	9,016,390
3.63%, 04/01/27 (Call 02/01/27)	3,308	3,199,979
6.25%, 06/01/27(a)	1,596	1,668,001
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	2,873	2,766,566
5.50%, 03/15/27(a)	1,213	1,256,412
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	6,392	5,704,874
2.95%, 03/03/27 (Call 12/03/26)(a)	3,396	3,277,502
Merck & Co. Inc., 1.70%, 06/10/27
(Call 05/10/27)(a)	7,111	6,538,843
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	5,445	5,111,836
3.10%, 05/17/27 (Call 02/17/27)	4,364	4,199,883
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	3,421	3,110,822
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)	3,536	3,354,419
		85,941,076
Pipelines — 3.3%
Boardwalk Pipelines LP, 4.45%, 07/15/27
(Call 04/15/27)	2,184	2,138,040
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 (Call 01/01/27)(a)	5,672	5,700,095
DCP Midstream Operating LP, 5.63%, 07/15/27
(Call 04/15/27)(a)	2,965	3,026,861
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	2,704	2,612,791
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	3,193	3,082,250
4.20%, 04/15/27 (Call 01/15/27)	2,586	2,521,933
4.40%, 03/15/27 (Call 12/15/26)	3,130	3,072,487
5.50%, 06/01/27 (Call 03/01/27)	4,146	4,201,875
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)(a)	3,183	3,129,415
4.60%, 01/11/27 (Call 12/11/26)	2,480	2,487,214
Security	Par (000)	Value

Pipelines (continued)
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	$5,547	$5,436,739
4.25%, 12/01/27 (Call 09/01/27)(a)	2,891	2,829,384
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)(a)	2,440	2,390,184
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	2,188	2,126,940
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27
(Call 09/15/26)(a)	7,664	7,687,489
Targa Resources Corp., 5.20%, 07/01/27
(Call 06/01/27)(a)	4,050	4,069,915
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 6.50%, 07/15/27
(Call 07/15/24)	2,662	2,708,138
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	2,814	2,701,219
Tennessee Gas Pipeline Co. LLC, 7.00%,
03/15/27(a)	998	1,049,658
Williams Cos. Inc. (The), 3.75%, 06/15/27
(Call 03/15/27)(a)	6,999	6,754,173
		69,726,800
Real Estate — 0.1%
Realty Income Corp., 3.20%, 01/15/27
(Call 11/15/26)(a)	1,215	1,159,985

Real Estate Investment Trusts — 4.6%
Alexandria Real Estate Equities Inc., 3.95%,
01/15/27 (Call 10/15/26)	2,069	2,011,819
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)(a)	3,304	3,115,963
3.13%, 01/15/27 (Call 10/15/26)	1,916	1,821,906
3.55%, 07/15/27 (Call 04/15/27)(a)	3,820	3,664,067
3.65%, 03/15/27 (Call 02/15/27)	3,090	2,981,447
AvalonBay Communities Inc., 3.35%, 05/15/27
(Call 02/15/27)(a)	1,685	1,615,007
Boston Properties LP, 6.75%, 12/01/27
(Call 11/01/27)(a)	3,795	3,967,427
Brixmor Operating Partnership LP, 3.90%, 03/15/27
(Call 12/15/26)	1,666	1,599,674
Crown Castle Inc.
2.90%, 03/15/27 (Call 02/15/27)	3,355	3,143,491
3.65%, 09/01/27 (Call 06/01/27)	4,730	4,505,173
4.00%, 03/01/27 (Call 12/01/26)	2,463	2,387,247
Digital Realty Trust LP, 3.70%, 08/15/27
(Call 05/15/27)	4,609	4,454,246
EPR Properties, 4.50%, 06/01/27
(Call 03/01/27)(a)	1,665	1,584,512
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)(a)	2,578	2,339,404
ERP Operating LP, 3.25%, 08/01/27
(Call 05/01/27)	1,717	1,634,134
Essex Portfolio LP, 3.63%, 05/01/27
(Call 02/01/27)	1,525	1,455,253
Extra Space Storage LP, 3.88%, 12/15/27
(Call 09/15/27)(a)	2,235	2,151,406
Federal Realty OP LP, 3.25%, 07/15/27
(Call 04/15/27)	2,401	2,257,894
Healthcare Realty Holdings LP, 3.75%, 07/01/27
(Call 04/01/27)	2,211	2,096,776
Healthpeak OP LLC, 1.35%, 02/01/27
(Call 01/01/27)	2,466	2,226,409
Highwoods Realty LP, 3.88%, 03/01/27
(Call 12/01/26)	885	825,213

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty OP LLC, 3.80%, 04/01/27
(Call 01/01/27)	$2,128	$2,050,926
Mid-America Apartments LP, 3.60%, 06/01/27
(Call 03/01/27)(a)	2,968	2,870,692
NNN REIT Inc., 3.50%, 10/15/27 (Call 07/15/27)	1,406	1,336,948
Omega Healthcare Investors Inc., 4.50%, 04/01/27
(Call 01/01/27)(a)	3,526	3,427,251
Physicians Realty LP, 4.30%, 03/15/27
(Call 12/15/26)(a)	2,285	2,233,936
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(a)	2,668	2,469,376
3.38%, 12/15/27 (Call 09/15/27)	1,881	1,799,829
Public Storage Operating Co., 3.09%, 09/15/27
(Call 06/15/27)	2,246	2,139,241
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	2,878	2,738,514
3.95%, 08/15/27 (Call 05/15/27)	2,961	2,881,322
Regency Centers LP, 3.60%, 02/01/27
(Call 11/01/26)	1,701	1,640,070
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	2,161	1,979,404
3.38%, 06/15/27 (Call 03/15/27)	2,628	2,522,901
3.38%, 12/01/27 (Call 09/01/27)(a)	3,572	3,411,289
SITE Centers Corp., 4.70%, 06/01/27
(Call 03/01/27)	2,403	2,387,049
Tanger Properties LP, 3.88%, 07/15/27
(Call 04/15/27)(a)	1,180	1,087,599
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	1,327	1,261,953
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	1,821	1,753,987
Welltower OP LLC, 2.70%, 02/15/27
(Call 12/15/26)(a)	2,286	2,156,622
Weyerhaeuser Co., 6.95%, 10/01/27	1,576	1,687,424
		95,674,801
Retail — 3.2%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	1,408	1,327,424
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	3,764	3,649,803
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)(a)	5,888	5,345,230
3.00%, 05/18/27 (Call 02/18/27)(a)	4,900	4,719,924
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)(a)	1,929	1,870,465
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	4,381	4,251,719
4.63%, 11/01/27 (Call 10/01/27)	1,805	1,792,407
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	4,215	3,975,403
2.80%, 09/14/27 (Call 06/14/27)(a)	4,132	3,922,601
2.88%, 04/15/27 (Call 03/15/27)	3,950	3,771,816
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)(a)	6,811	6,521,960
3.35%, 04/01/27 (Call 03/01/27)	4,685	4,521,382
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)(a)	4,505	4,385,329
3.50%, 07/01/27 (Call 05/01/27)(a)	5,079	4,927,149
O’Reilly Automotive Inc., 3.60%, 09/01/27
(Call 06/01/27)	4,302	4,143,588
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	2,348	2,171,682
Target Corp., 1.95%, 01/15/27 (Call 12/15/26)(a)	5,275	4,939,988
Walmart Inc., 5.88%, 04/05/27	1,370	1,442,171
		67,680,041
Security	Par (000)	Value

Semiconductors — 2.9%
Analog Devices Inc., 3.45%, 06/15/27
(Call 03/15/27)	$2,061	$1,998,039
Applied Materials Inc., 3.30%, 04/01/27
(Call 01/01/27)	5,683	5,506,536
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)	12,648	12,348,145
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)	4,768	4,581,911
3.75%, 03/25/27 (Call 01/25/27)	4,562	4,469,232
3.75%, 08/05/27 (Call 07/05/27)(a)	4,180	4,086,150
Micron Technology Inc., 4.19%, 02/15/27
(Call 12/15/26)	4,957	4,855,690
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)	2,314	2,196,730
4.40%, 06/01/27 (Call 05/01/27)(a)	2,854	2,819,562
QUALCOMM Inc., 3.25%, 05/20/27
(Call 02/20/27)(a)	9,932	9,584,911
Texas Instruments Inc., 2.90%, 11/03/27
(Call 08/03/27)(a)	2,919	2,772,064
TSMC Arizona Corp., 3.88%, 04/22/27
(Call 03/22/27)	4,837	4,732,947
		59,951,917
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	2,996	2,836,762

Software — 3.5%
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	3,984	3,742,201
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)(a)	2,297	2,222,530
Fidelity National Information Services Inc., 4.70%,
07/15/27 (Call 06/15/27)	2,813	2,821,535
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)(a)	5,441	5,040,687
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	2,617	2,363,949
Microsoft Corp.
3.30%, 02/06/27 (Call 11/06/26)	16,114	15,726,475
3.40%, 06/15/27 (Call 03/15/27)(a)(b)	1,814	1,762,440
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	9,828	9,268,431
3.25%, 11/15/27 (Call 08/15/27)(a)	12,143	11,517,651
Roper Technologies Inc., 1.40%, 09/15/27
(Call 07/15/27)	3,685	3,289,957
Take-Two Interactive Software Inc., 3.70%,
04/14/27 (Call 03/14/27)(a)	3,450	3,352,310
VMware LLC
3.90%, 08/21/27 (Call 05/21/27)	6,416	6,197,967
4.65%, 05/15/27 (Call 03/15/27)	2,105	2,084,466
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	4,595	4,446,352
		73,836,951
Telecommunications — 3.7%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	10,994	10,192,914
3.80%, 02/15/27 (Call 11/15/26)	3,734	3,638,907
4.25%, 03/01/27 (Call 12/01/26)	6,366	6,284,639
Nokia OYJ, 4.38%, 06/12/27(a)	2,285	2,200,568
Rogers Communications Inc., 3.20%, 03/15/27
(Call 02/15/27)	6,815	6,518,059
Telefonica Emisiones SA, 4.10%, 03/08/27	3,984	3,897,873
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,360	2,223,475
3.70%, 09/15/27 (Call 06/15/27)	3,213	3,089,590

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)	$18,490	$17,929,632
5.38%, 04/15/27 (Call 04/15/24)(a)	2,110	2,121,742
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	3,900	3,706,775
4.13%, 03/16/27(a)	14,847	14,607,897
		76,412,071
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)(a)	1,859	1,760,042

Transportation — 1.4%
Burlington Northern Santa Fe LLC, 3.25%,
06/15/27 (Call 03/15/27)	2,830	2,729,724
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	4,581	4,401,198
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	2,301	2,204,532
7.80%, 05/15/27	1,243	1,361,231
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	2,140	2,015,872
4.30%, 06/15/27 (Call 05/15/27)(a)	1,595	1,570,081
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	2,981	2,794,661
3.00%, 04/15/27 (Call 01/15/27)(a)	2,442	2,334,602
United Parcel Service Inc., 3.05%, 11/15/27
(Call 08/15/27)(a)	5,141	4,912,234
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)(a)	4,961	4,926,811
		29,250,946
Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)(a)	1,946	1,876,414

Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27
(Call 12/20/26)	1,680	1,530,170
Security	Par (000)	Value

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27
(Call 06/01/27)(a)	$1,898	$1,791,333

Total Long-Term Investments — 98.8%
(Cost: $2,089,202,884)		2,064,281,941

	Shares

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(c)(d)(e)	116,544,295	116,614,222
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(c)(d)	1,660,000	1,660,000

Total Short-Term Securities — 5.6%
(Cost: $118,234,739)		118,274,222

Total Investments — 104.4%
(Cost: $2,207,437,623)		2,182,556,163

Liabilities in Excess of Other Assets — (4.4)%		(92,547,836)

Net Assets — 100.0%		$2,090,008,327

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$67,124,569	$49,475,701	(a)	$—		$12,167	$1,785	$116,614,222	116,544,295	$109,801	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,790,000	—		(4,130,000	)(a)	—	—	1,660,000	1,660,000	56,495		—
						$12,167	$1,785	$118,274,222		$166,296		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,064,281,941	$—	$2,064,281,941
Short-Term Securities
Money Market Funds	118,274,222	—	—	118,274,222
	$118,274,222	$2,064,281,941	$—	$2,182,556,163

Portfolio Abbreviation

REIT	Real Estate Investment Trust